Shareholder Report, Average Annual Return (Details)		12 Months Ended	23 Months Ended
		May 31, 2026	May 31, 2026 [2]
Capital Group International Core Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group International Core Equity ETF (at NAV)
Average Annual Return, Percent	[1]	31.76%	23.22%
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[3]	32.77%	23.63%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on June 25, 2024.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.